GOODWILL	6 Months Ended
Jun. 30, 2021
Intangible Assets [Abstract]
GOODWILL	GOODWILL Goodwill of $1,082 million at June 30, 2021 (December 31, 2020 - $1,080 million) is primarily attributable to Center Parcs UK of $833 million and IFC Seoul of $231 million (December 31, 2020 - $824 million and $240 million, respectively). The partnership performs a goodwill impairment test annually unless there are indicators of impairment identified during the year. In the second quarter of 2021, the partnership did not identify any impairment indicators.